LVIP American Global Small Capitalization Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.10%
Global Equity Fund–100.10%
✢American Funds Insurance Series®– Global Small Capitalization Fund	3,075,507	$58,065,563
Total Investment Company (Cost $54,410,610)		58,065,563

TOTAL INVESTMENTS–100.10% (Cost $54,410,610)	58,065,563
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(55,463)
NET ASSETS APPLICABLE TO 5,385,903 SHARES OUTSTANDING–100.00%	$58,010,100

✢Class 1 shares.
LVIP American Global Small Capitalization Fund–1